Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13002829

Received SEC

SEP 05 2013

Washington, DC 20549

001-11796

September 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Masonite International Corporation, Common Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 10 received on August 19, 2013. Tentative listing date– September 9, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com